Note 20 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
20.	SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2014	2014	2014	2014

Total interest income	$6,989	$6,919	$6,911	$7,055
Total interest expense	1,033	1,033	999	1,005

Net interest income	5,956	5,886	5,912	6,050
Provision for loan losses	180	120	70	-

Net interest income after provision for loan losses	5,776	5,766	5,842	6,050

Total noninterest income	715	857	990	1,026
Total noninterest expense	4,229	4,598	4,385	4,638

Income before income taxes	2,262	2,025	2,447	2,438
Income taxes	499	414	529	550

Net income	$1,763	$1,611	$1,918	$1,888

Per share data:
Net income
Basic	$0.87	$0.79	$0.94	$0.92
Diluted	0.86	0.79	0.93	0.92
Average shares outstanding:
Basic	2,033,480	2,038,026	2,044,124	2,049,536
Diluted	2,039,515	2,044,564	2,052,012	2,059,561

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2013	2013	2013	2013

Total interest income	$7,014	$6,947	$7,174	$7,043
Total interest expense	1,429	1,357	1,328	1,136

Net interest income	5,585	5,590	5,846	5,907
Provision for loan losses	313	300	153	(570)

Net interest income after provision for loan losses	5,272	5,290	5,693	6,477

Total noninterest income	868	819	808	650
Total noninterest expense	4,001	3,948	4,115	4,806

Income before income taxes	2,139	2,161	2,386	2,321
Income taxes	482	476	521	500

Net income	$1,657	$1,685	$1,865	$1,821

Per share data:
Net income
Basic	$0.84	$0.82	$0.92	$0.90
Diluted	0.83	0.82	0.92	0.90
Average shares outstanding:
Basic	1,999,645	2,017,264	2,022,490	2,027,680
Diluted	2,010,292	2,023,961	2,029,420	2,032,611